Summary of Significant Accounting Policies (Details)							6 Months Ended		12 Months Ended
		Oct. 06, 2025	Jul. 17, 2025 USD ($) $ / shares	Oct. 16, 2024 USD ($)	Sep. 18, 2024 USD ($) $ / shares shares	Apr. 01, 2019	Mar. 31, 2026 USD ($) segments $ / shares shares	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) shares	Dec. 18, 2024 $ / shares	Sep. 30, 2024 USD ($)	Oct. 01, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Accounts receivable, net of an estimated allowance												$ 863,328
Allowance for credit losses							$ 2,584,280		$ 2,304,356
Inventory valuation							85,325		95,003		$ 93,037
Impairments of long-lived assets
Bearing interest			10.00%		8.00%
Aggregate original issue discount					$ 800,000
Trading day period					60 days
Percentage of outstanding balance							120.00%
Subsequent redemption							25.00%
Gross proceeds				$ 10,000,000
Nominal fee							$ 2,325
Discount issued			10.00%
Volume weighted average price		90.00%	90.00%
Trading days		10 days	10 days
Closing price, percentage			20.00%
Derivative liability							$ 285,128		887,231
Royalty price (in Dollars per share) | $ / shares							$ 10
Percentage of service commission							10.00%
Contract assets
Contract liabilities							54,811		79,711
Revenue recognized contract liabilities							26,039	$ 181,337
Market promotion expenses							1,492,818	758
Freight costs							20	7,453
Research and development expense							40,658	31,048
Unrecognized uncertain tax
Value added tax, percentage						13.00%
Government subsidies							282	13,830
Revenue									$ 76,907
Total revenue percent							0.00%		2.00%
Total assets							$ 21,760,461		$ 21,351,630
Operating segments (in segments) | segments							2
Convertible Promissory Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate principal amount					$ 10,830,000
Conversion price per share (in Dollars per share) | $ / shares			$ 0.494							$ 0.24
Conversion price percentage			20.00%				65.77%
Discount issued			10.00%
Promissory Note [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion price per share (in Dollars per share) | $ / shares					$ 1.2
Conversion price percentage					70.00%
Trading day period					60 days
Senior Unsecured Convertible Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate principal amount			$ 30,000,000
Initial Note [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate principal amount			$ 3,500,000
Taxpayers Selling Consumer Products [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax, percentage						16.00%
Service [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax, percentage							6.00%
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory surplus
Four Clients [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable, net of an estimated allowance							4,468,852
Allowance for credit losses							913,523		$ 751,838
Deregistration of HQT Network Co., Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Total assets
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Consumption tax rate							10.00%
Registered capital limit, percentage for appropriation							50.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Consumption tax rate							8.00%
Statutory surplus fund							10.00%
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Bearing interest					8.00%
Ordinary shares issued (in Shares) | shares	[1]						12,569,540		10,662,522
Class A Ordinary Shares [Member] | Convertible Promissory Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Bears interest rate			10.00%
Maturity date			Jul. 17, 2027
Convertible option of holder percentage			110.00%
Class A Ordinary Shares [Member] | Pre-Delivery Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares issued (in Shares) | shares					9,300,000
Purchase price per share (in Dollars per share) | $ / shares					$ 0.00025

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 15).